Equity (Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥ (7,479)	¥ 34,890	¥ 13,574
Less: Reclassification of realized gains and losses included in net income	(2,045)	187	(165)
Unrealized gains (losses) on cash flow hedges	(220)	(31)	(119)
Less: Reclassification of realized gains and losses included in net income	46	25	92
Foreign currency translation adjustment	(12,991)	37,371	36,447
Less: Reclassification of realized gains and losses included in net income	(263)		9,489
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(32,201)	(14,258)	18,585
Prior service cost arising during period, net			5,235
Less: Amortization of prior service cost	(1,226)	(1,392)	(2,270)
Less: Curtailment gain			(5,131)
Less: Amortization of actuarial gains and losses	2,108	1,719	3,058
Less: Amortization of transition obligation	49	112	125
Total other comprehensive income (loss)	(54,222)	58,623	78,920
Tax benefit/ (expense)
Unrealized holding gains (losses) on available-for-sale securities	2,764	(12,422)	(4,823)
Less: Reclassification of realized gains and losses included in net income	767	(67)	81
Unrealized gains (losses) on cash flow hedges	72	11	43
Less: Reclassification of realized gains and losses included in net income	(15)	(9)	(33)
Foreign currency translation adjustment	2,667	(7,693)	(4,794)
Less: Reclassification of realized gains and losses included in net income			(3,479)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	10,567	5,099	(6,656)
Prior service cost arising during period, net			(1,874)
Less: Amortization of prior service cost	402	498	813
Less: Curtailment gain			1,837
Less: Amortization of actuarial gains and losses	(691)	(615)	(1,095)
Less: Amortization of transition obligation	(16)	(40)	(45)
Total other comprehensive income (loss)	16,517	(15,238)	(20,025)
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	(4,715)	22,468	8,751
Less: Reclassification of realized gains and losses included in net income	(1,278)	120	(84)
Unrealized gains (losses) on cash flow hedges	(148)	(20)	(76)
Less: Reclassification of realized gains and losses included in net income	31	16	59
Foreign currency translation adjustment	(10,324)	29,678	31,653
Less: Reclassification of realized gains and losses included in net income	(263)		6,010
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(21,634)	(9,159)	11,929
Prior service cost arising during period, net			3,361
Less: Amortization of prior service cost	(824)	(894)	(1,457)
Less: Curtailment gain			(3,294)
Less: Amortization of actuarial gains and losses	1,417	1,104	1,963
Less: Amortization of transition obligation	33	72	80
Total other comprehensive income (loss)	(37,705)	¥ 43,385	¥ 58,895
Unrealized Gains On Available For Sale Securities
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	(4,715)
Less: Reclassification of realized gains and losses included in net income	(1,278)
Unrealized Gains Losses Cash Flow Hedges
Net-of-tax amount
Unrealized gains (losses) on cash flow hedges	(148)
Less: Reclassification of realized gains and losses included in net income	31
Accumulated Distributions in Excess of Net Income
Net-of-tax amount
Foreign currency translation adjustment	(10,324)
Less: Reclassification of realized gains and losses included in net income	(263)
Accumulated Other Comprehensive Income Tax
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(21,634)
Less: Amortization of prior service cost	(824)
Less: Amortization of actuarial gains and losses	1,417
Less: Amortization of transition obligation	¥ 33